Leases (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases
Options to renew operating lease	true	true
Minimum
Leases
Renewal term of operating lease	1 year	1 year
Maximum
Leases
Renewal term of operating lease	13 years	13 years